Provisions (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Non-current provisions	$ 47,670	$ 60,958
Current provisions	145,507	137,625
Provisions	193,177	198,583	$ 163,783
Provisions For Pensions [Member]
Disclosure of other provisions [line items]
Non-current provisions	25,546	41,238
Current provisions	180	180
Provisions	25,726	41,418	56,586
Environment provision [member]
Disclosure of other provisions [line items]
Non-current provisions	168	2,562
Current provisions	1,396	1,133
Provisions	1,564	3,695	4,166
Provisions for litigation [member]
Disclosure of other provisions [line items]
Current provisions	23,142	1,952
Provisions	23,142	1,952	1,355
Provisions for third-party liability
Disclosure of other provisions [line items]
Non-current provisions	5,960	8,905
Provisions	5,960	8,905	10,759
Provisions for C02 emissions allowances [Member]
Disclosure of other provisions [line items]
Non-current provisions	7,956	3,033
Current provisions	94,800	107,213
Provisions	102,756	110,246	40,161
Restructuring provision [member]
Disclosure of other provisions [line items]
Current provisions	21,539	22,350
Provisions	21,539	22,350	2
Restructuring provision [member] | France
Disclosure of other provisions [line items]
Provisions	21,539	21,717
Other provisions [member]
Disclosure of other provisions [line items]
Non-current provisions	8,040	5,220
Current provisions	4,450	4,797
Provisions	$ 12,490	$ 10,017	$ 50,754